Income Taxes (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Provision for (Recovery of) Income Taxes
The provision for (recovery of) income taxes is comprised of the following:

Provision for (Recovery of) Income Taxes
(millions of Canadian dollars)	For the years ended October 31
	2021	2020	2019
Provision for (recovery of) income taxes – Consolidated Statement of Income
Current income taxes
Provision for (recovery of) income taxes for the current period	$3,370	$2,287	$2,675

Adjustments in respect of prior years and other	(7)	(70)	93

Total current income taxes	3,363	2,217	2,768
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	332	(1,075)	54
Effect of changes in tax rates	2	(1)	10

Adjustments in respect of prior years and other	(76)	11	(97)

Total deferred income taxes	258	(1,065)	(33)

Total provision for (recovery of) income taxes – Consolidated Statement of Income	3,621	1,152	2,735
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	916	406	37

Deferred income taxes	(99)	705	1,070

Total provision for (recovery of) income taxes – Statement of Other Comprehensive Income	817	1,111	1,107
Income taxes – other non-income related items including business combinations and other adjustments
Current income taxes	(13)	(30)	(7)

Deferred income taxes	(20)	(194)	(6)

	(33)	(224)	(13)
Total provision for (recovery of) income taxes	4,405	2,039	3,829
Current income taxes
Federal	2,226	1,170	1,256
Provincial	1,548	818	891

Foreign	492	605	651

	4,266	2,593	2,798
Deferred income taxes
Federal	232	(143)	127
Provincial	160	(96)	87

Foreign	(253)	(315)	817

	139	(554)	1,031
Total provision for (recovery of) income taxes	$4,405	$2,039	$3,829

Summary of Reconciliation to Statutory Income Tax Rate
The Bank’s statutory and effective tax rate is outlined in the following table.

Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except as noted)		2021		2020		2019
Income taxes at Canadian statutory income tax rate	$4,498	26.3%	$3,141	26.4%	$3,502	26.5%
Increase (decrease) resulting from:
Dividends received	(120)	(0.7)	(120)	(1.0)	(104)	(0.8)
Rate differentials on international operations 1	(787)	(4.6)	(1,927)	(16.2)	(728)	(5.5)

Other – net	30	0.1	58	0.5	65	0.5
Provision for income taxes and effective income tax rate	$3,621	21.1%	$1,152	9.7%	$2,735	20.7%

1
Reflects the impact of the 2020 sale of the Bank’s investment in TD Ameritrade, including the non-taxable revaluation gain, the release of non-taxable cumulative currency translation gains from AOCI, and the release of a deferred tax liability.

Summary of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities
(millions of Canadian dollars)	As at
	October 31 2021	October 31 2020
Deferred tax assets
Allowance for credit losses	$1,371	$1,705
Trading loans	35	43
Employee benefits	863	834
Pensions	–	516
Losses available for carry forward	69	96
Tax credits	35	133
Land, buildings, equipment, and other depreciable assets	146	111
Intangibles	182	87

Other	230	236

Total deferred tax assets	2,931	3,761
Deferred tax liabilities
Securities	657	1,404
Pensions	75	–
Deferred (income) expense	48	73

Goodwill	130	124

Total deferred tax liabilities	910	1,601

Net deferred tax assets	2,021	2,160
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	2,265	2,444

Deferred tax liabilities 1	244	284
Net deferred tax assets	$2,021	$2,160

1	Included in Other liabilities on the Consolidated Balance Sheet.

Summary of Deferred Income Tax Expense (Recovery)
The movement in the net deferred tax asset for the y
e
ars ended October 31 was as follows:

Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars)	2021				2020
	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total
Deferred income tax expense (recovery)
Allowance for credit losses	$335	$–	$–	$335	$(740)	$–	$–	$(740)
Trading loans	9	–	–	9	7	–	–	7
Employee benefits	(46)	17	–	(29)	(23)	33	–	10
Pensions	(26)	617	–	591	(1)	(171)	–	(172)
Losses available for carry forward	27	–	–	27	(1)	–	–	(1)
Tax credits	98	–	–	98	95	–	–	95
Land, buildings, equipment, and other depreciable assets	(35)	–	–	(35)	(159)	–	(194)	(353)
Intangibles	(95)	–	–	(95)	(127)	–	–	(127)
Other deferred tax assets	25	–	(20)	5	(148)	–	–	(148)
Securities	(14)	(733)	–	(747)	34	843	–	877
Deferred (income) expense	(25)	–	–	(25)	(18)	–	–	(18)

Goodwill	5	–	–	5	16	–	–	16
Total deferred income tax expense (recovery)	$258	$(99)	$(20)	$139	$(1,065)	$705	$(194)	$(554)